Annual Fund Operating Expenses - Harbor Mid Cap Growth Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%	[2]
Total Annual Fund Operating Expenses	0.83%
Fee Waiver or Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.80%	[1]
Institutional Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%	[2]
Total Annual Fund Operating Expenses	0.91%
Fee Waiver or Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.88%	[1]
Administrative Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%	[2]
Total Annual Fund Operating Expenses	1.16%
Fee Waiver or Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.13%	[1]
Investor Class
Operating Expenses:
Management Fees	0.75%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.27%	[2]
Total Annual Fund Operating Expenses	1.27%
Fee Waiver or Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.24%	[1]

[1]	The Adviser has contractually agreed to reduce the management fee to 0.72% through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[2]	Restated to reflect current fees.